Condensed Consolidated and Combined Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
Administrative fee – related party					$ 125,000	$ 95,000
Research and development	$ 400,658	$ 681,646	$ 1,129,772	$ 1,442,131
Selling, general and administrative	2,532,651	351,330	5,562,873	1,332,962	3,384,621	809,193
Total operating expenses	2,933,309	1,032,976	6,692,645	2,775,093	3,509,621	904,193
Operating loss	(2,933,309)	(1,032,976)	(6,692,645)	(2,774,793)
OTHER (EXPENSE) INCOME
Change in fair value of derivative liabilities	24,966,700		16,784,200		(18,483,096)
Issuance of common stock and warrants			(17,820,998)
Income earned on Investments held in Trust Account					3,788,143	1,812,882
Interest income	171		482		8,580	5,683
Interest expense	(19,184)		(22,923)
Other income (expense)	4,038	391	4,037	666
Change in fair value of over-allotment liability						19,432
Total other income (expense)	24,951,725	391	(1,055,202)	666	(14,686,373)	1,837,996
Net (loss) income before provision for income taxes					(18,195,994)	933,804
Provision for income taxes					1,579,608	339,899
Net Income (loss)	$ 22,018,416	$ (1,032,585)	$ (7,747,847)	$ (2,774,127)	$ (19,775,602)	$ 593,905
Weighted average number of shares basic (in Shares)	86,913,581	69,800,000	82,556,000	69,800,000
Basic net (loss) income per share (in Dollars per share)	$ 0.25	$ (0.01)	$ (0.09)	$ (0.04)
Weighted average number of shares diluted (in Shares)	96,159,497	69,800,000	82,556,000	69,800,000
Diluted net (loss) income per share (in Dollars per share)	$ 0.23	$ (0.01)	$ (0.09)	$ (0.04)
Net sales				$ 300
Cost of goods sold
Gross profit				$ 300
Class A Redeemable Common Stock
OTHER (EXPENSE) INCOME
Weighted average number of shares basic (in Shares)					7,654,886	9,846,164
Basic net (loss) income per share (in Dollars per share)					$ (1.82)	$ 0.05
Weighted average number of shares diluted (in Shares)					7,654,886	9,846,164
Diluted net (loss) income per share (in Dollars per share)					$ (1.82)	$ 0.05
Class A and B Non-Redeemable Common Stock
OTHER (EXPENSE) INCOME
Weighted average number of shares basic (in Shares)					3,211,000	3,117,537
Basic net (loss) income per share (in Dollars per share)					$ (1.82)	$ 0.05
Weighted average number of shares diluted (in Shares)					3,211,000	3,185,962
Diluted net (loss) income per share (in Dollars per share)					$ (1.82)	$ 0.05